Investments - Schedule of Changes in Investments in Subsidiaries Jointly Controlled Entities and Affiliates (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 3,221		R$ 4,632		R$ 5,107
Gain (loss) by equity method (Income statement)		201		224		432
Dividends		(256)		(423)		(496)
Additions / acquisitions		2		16		36
Other		(108)		(1,228)		(447)
Ending balance		3,060		3,221		4,632
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Beginning balance		45		47		47
Gain (loss) by equity method (Income statement)		6		5		12
Dividends		(8)		(7)		(12)
Additions / acquisitions
Other
Ending balance		43		45		47
Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		172	[1]	222	[1]	183
Gain (loss) by equity method (Income statement)		11		10	[1]	39
Dividends		(9)		(12)	[1]
Additions / acquisitions		2			[1]
Other				(48)	[1]
Ending balance		176		172	[1]	222	[1]
Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Beginning balance		54		47		47
Gain (loss) by equity method (Income statement)		5		15		15
Dividends		(10)		(8)		(15)
Additions / acquisitions
Other
Ending balance		49		54		47
M E S A [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[2]					10
Gain (loss) by equity method (Income statement)	[2]					(10)
Dividends	[2]
Additions / acquisitions	[2]
Other	[2]
Ending balance	[2]
Fip Melbourne [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[2]					8
Gain (loss) by equity method (Income statement)	[2]					22
Dividends	[2]
Additions / acquisitions	[2]
Other	[2]					(30)
Ending balance	[2]
Paracambi [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		105	[3]	112	[3]	134
Gain (loss) by equity method (Income statement)		15		19	[3]	15
Dividends		(18)		(17)	[3]	(26)
Additions / acquisitions					[3]
Other				(9)	[3]	(11)
Ending balance		102		105	[3]	112	[3]
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[4]					160
Gain (loss) by equity method (Income statement)	[4]					12
Dividends	[4]					(12)
Additions / acquisitions	[4]
Other	[4]					(160)
Ending balance	[4]
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[5]	697		819		886
Gain (loss) by equity method (Income statement)		(112)		(122)	[5]	(67)	[5]
Dividends					[5]		[5]
Additions / acquisitions					[5]		[5]
Other					[5]		[5]
Ending balance		585		697	[5]	819	[5]
Alianca norte (belo monte plant) [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[5]	419	[6]	536	[6]	576
Gain (loss) by equity method (Income statement)		(67)		(77)	[5],[6]	(40)	[5]
Dividends					[5],[6]		[5]
Additions / acquisitions				1	[5],[6]		[5]
Other				(41)	[5],[6]		[5]
Ending balance		352		419	[5],[6]	536	[5],[6]
Taesa [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,615		1,565		1,549
Gain (loss) by equity method (Income statement)		325		330		278
Dividends		(187)		(280)		(262)
Additions / acquisitions
Other
Ending balance		1,753		1,615		1,565
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				1,172	[7]	1,194
Gain (loss) by equity method (Income statement)				31	[7]	136
Dividends				(84)	[7]	(158)
Additions / acquisitions					[7]
Other				(1,119)	[7]
Ending balance	[7]					1,172
Beginning balance	[7]
Ending balance	[7]
Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[4]			1		185
Gain (loss) by equity method (Income statement)	[4]					5
Dividends	[4]
Additions / acquisitions	[4]
Other	[4]					(191)
Ending balance	[4]					1
U F V Janauba Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		5		5		3
Gain (loss) by equity method (Income statement)		1		1		2
Dividends		(2)		(1)
Additions / acquisitions
Other		(4)
Ending balance				5		5
U F V Corinto Geracao De Energia Eletrica Distriiuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		9		8		8
Gain (loss) by equity method (Income statement)		2		2		1
Dividends		(3)		(1)		(1)
Additions / acquisitions
Other		(8)
Ending balance				9		8
U F V Manga Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		12		12		11
Gain (loss) by equity method (Income statement)		2		2		2
Dividends		(3)		(2)		(1)
Additions / acquisitions
Other		(11)
Ending balance				12		12
U F V Bonfinopolis I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		6		5		5
Gain (loss) by equity method (Income statement)		1		2
Dividends		(1)		(1)
Additions / acquisitions
Other		(6)
Ending balance				6		5
U F V Lagoa Grande Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		15		15		15
Gain (loss) by equity method (Income statement)		2		2		2
Dividends		(3)		(2)		(2)
Additions / acquisitions
Other		(14)
Ending balance				15		15
U F V Lontra Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		18		18		18
Gain (loss) by equity method (Income statement)		2		2		2
Dividends		(3)		(2)		(2)
Additions / acquisitions
Other		(17)
Ending balance				18		18
U F V Mato Verde Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		6		6		6
Gain (loss) by equity method (Income statement)		1		1		1
Dividends		(2)		(1)		(1)
Additions / acquisitions
Other		(5)
Ending balance				6		6
U F V Mirabela Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		4		5		4
Gain (loss) by equity method (Income statement)		1				1
Dividends		(1)		(1)
Additions / acquisitions
Other		(4)
Ending balance				4		5
U F V Porteirinha I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		5		4		4
Gain (loss) by equity method (Income statement)		1		2		1
Dividends		(1)		(1)		(1)
Additions / acquisitions
Other		(5)
Ending balance				5		4
U F V Porteirinha I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		7		7		7
Gain (loss) by equity method (Income statement)		1		1		1
Dividends		(2)		(1)		(1)
Additions / acquisitions
Other		(6)
Ending balance				7		7
U F V Brasilandia Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		15		15		15
Gain (loss) by equity method (Income statement)		3		2		2
Dividends		(3)		(2)		(2)
Additions / acquisitions
Other		(15)
Ending balance				15		15
Apolo I S P E Empreendimentos E Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		6		6		7
Gain (loss) by equity method (Income statement)
Dividends
Additions / acquisitions
Other		(6)				(1)
Ending balance				6		6
Apolo I I S P E Empreendimentos E Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		6		6
Gain (loss) by equity method (Income statement)		1
Dividends
Additions / acquisitions						6
Other		(7)
Ending balance				6		6
U F V Campo Lindo I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[8]					8
Gain (loss) by equity method (Income statement)	[8]
Dividends	[8]
Additions / acquisitions	[8]					10
Other	[8]					(18)
Ending balance	[8]
U F V Campo Lindo I I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[8]			1		9
Gain (loss) by equity method (Income statement)	[8]
Dividends	[8]
Additions / acquisitions	[8]					10
Other	[8]					(18)
Ending balance	[8]					1
U F V Olaria I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[8]					8
Gain (loss) by equity method (Income statement)	[8]
Dividends	[8]
Additions / acquisitions	[8]					10
Other	[8]					(18)
Ending balance	[8]
Itaocara [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	[9]
Gain (loss) by equity method (Income statement)	[9]			(4)
Dividends	[9]
Additions / acquisitions	[9]			15
Other	[9]			(11)
Ending balance	[9]
Total of investments [member]
IfrsStatementLineItems [Line Items]
Beginning balance				R$ 4,632		5,107
Gain (loss) by equity method (Income statement)						432
Dividends						(496)
Additions / acquisitions						36
Other						(447)
Ending balance						R$ 4,632

[1]

On September 19, 2023, the Extraordinary General Meeting of Guanhães Energia approved the reduction of share capital in the amount of R$235, of which R$137 was destined for absorbing losses and R$98 for restitution to shareholders. CEMIG GT's share corresponds to R$48 was received in 2024.

[2]	On March 20, 2023, CEMIG GT completed the sale of its direct and indirect ownership interest in the capital stock of Mesa to Furnas Centrais Elétricas S.A. ("Furnas").
[3]

An Extraordinary General Meeting of Paracambi on October 16, 2024 approved reduction of the share capital by R$18 , with no reduction in the number of that company’s nominal common shares. The portion attributable to CEMIG GT was R$9, received in 2024.

[4]

The sale of Baguari Energia was completed on October 6, 2023 and the sale of Retiro Baixo was completed on November 22, 2023. The investments writ-off is presented in the "Other" column depicted above.

[5]	Indirect interest in the Belo Monte plant through these investees.
[6]

An impairment of the added value of CEMIG GT’s investment in Aliança Norte was recorded. This loss is presented in the consolidated statements of income as “Other expenses” and in the Operating Segments explanatory note as part of the investees segment.

[7]

CEMIG GT's equity interest in Aliança Geração was classified as a non-current asset held for sale in March 2024, under the terms of /IFRS 5. On August 13, 2024, the process of sale of the interest to Vale S.A. was completed. For more information, please see Note 31.

[8]

On July 20, 2023, control of these investees was acquired and they were consolidated by the Company. Therefore, the Company’s interest in these investees is reflected in the Company’s consolidated assets and liabilities.

[9]

Recognition of reimbursement payable to Light Energia S.A., resulting from amounts invested in the development of the Itaocara Hydroelectric Plant project in amounts higher than Light’s corporate participation in the project. This reimbursement was paid on May 22, 2024. The federal tax number (CNPJ – Cadastro Nacional de Pessoas Jurídicas) of this company was canceled in November 2024.